Note 14 - Intangible Assets - Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Other Intangible Assets	$ 21,655	$ 7,930
Other Intangible Assets	(21,655)	(7,930)
Other Intangible Assets	21,812	21,655	$ 7,930
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	3,623	2,977
Other Intangible Assets	(3,623)	(2,977)
Other Intangible Assets	1,429	3,623	2,977
Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,173	1,827
Other Intangible Assets	(2,173)	(1,827)
Other Intangible Assets	868	2,173	1,827
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	3,116	3,121
Other Intangible Assets	(3,116)	(3,121)
Other Intangible Assets	2,581	3,116	3,121
Solar projects [member]
Statement Line Items [Line Items]
Other Intangible Assets	12,248	0
Other Intangible Assets	(12,248)	0
Other Intangible Assets	13,126	12,248	0
Capitalised development expenditure [member]
Statement Line Items [Line Items]
Other Intangible Assets	495	0
Other Intangible Assets	(495)	0
Other Intangible Assets	3,793	495	0
Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	0	5
Other Intangible Assets	0	(5)
Other Intangible Assets	19	0	5
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets	(4,568)	(3,106)	(2,421)
Foreign exchange	417	(295)	50
Additions	(850)	1,167	868
Disposals	0		133
Reclass to Assets held for sale	(2,016)
Other Intangible Assets	4,568	3,106	2,421
Foreign exchange	(417)	295	(50)
Amortization	(850)	1,167	868
Disposals	0		(133)
Amortization	850	(1,167)	(868)
Decrease through classified as held for sale, intangible assets other than goodwill	(2,016)
Other Intangible Assets	(3,317)	(4,568)	(3,106)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	(2,158)	(1,405)	(1,158)
Foreign exchange	208	(131)	24
Additions	(405)	622	404
Disposals	0		133
Reclass to Assets held for sale	(1,232)
Other Intangible Assets	2,158	1,405	1,158
Foreign exchange	(208)	131	(24)
Amortization	(405)	622	404
Disposals	0		(133)
Amortization	405	(622)	(404)
Decrease through classified as held for sale, intangible assets other than goodwill	(1,232)
Other Intangible Assets	(1,123)	(2,158)	(1,405)
Accumulated depreciation and amortisation [member] | Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	(855)	(572)	(421)
Foreign exchange	79	(54)	9
Additions	(181)	229	160
Disposals	0		0
Reclass to Assets held for sale	(462)
Other Intangible Assets	855	572	421
Foreign exchange	(79)	54	(9)
Amortization	(181)	229	160
Disposals	0		0
Amortization	181	(229)	(160)
Decrease through classified as held for sale, intangible assets other than goodwill	(462)
Other Intangible Assets	(495)	(855)	(572)
Accumulated depreciation and amortisation [member] | Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	(1,368)	(978)	(720)
Foreign exchange	115	(92)	15
Additions	(274)	298	273
Disposals	0		0
Reclass to Assets held for sale	0
Other Intangible Assets	1,368	978	720
Foreign exchange	(115)	92	(15)
Amortization	(274)	298	273
Disposals	0		0
Amortization	274	(298)	(273)
Decrease through classified as held for sale, intangible assets other than goodwill	0
Other Intangible Assets	(1,527)	(1,368)	(978)
Accumulated depreciation and amortisation [member] | Solar projects [member]
Statement Line Items [Line Items]
Other Intangible Assets	(0)	(0)	(0)
Foreign exchange	(0)	(0)	(0)
Additions	(0)	0	0
Disposals	0		0
Reclass to Assets held for sale	0
Other Intangible Assets	0	0	0
Foreign exchange	0	0	0
Amortization	(0)	0	0
Disposals	0		0
Amortization	0	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	0
Other Intangible Assets	(0)	(0)	(0)
Accumulated depreciation and amortisation [member] | Capitalised development expenditure [member]
Statement Line Items [Line Items]
Other Intangible Assets	(18)	(0)	(0)
Foreign exchange	2	(0)	(0)
Additions	(0)	18	0
Disposals	0		0
Reclass to Assets held for sale	0
Other Intangible Assets	18	0	0
Foreign exchange	(2)	0	0
Amortization	(0)	18	0
Disposals	0		0
Amortization	0	(18)	0
Decrease through classified as held for sale, intangible assets other than goodwill	0
Other Intangible Assets	(16)	(18)	(0)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	(169)	(151)	(122)
Foreign exchange	13	(18)	2
Additions	(0)	0	31
Disposals	0		0
Reclass to Assets held for sale	0
Other Intangible Assets	169	151	122
Foreign exchange	(13)	18	(2)
Amortization	(0)	0	31
Disposals	0		0
Amortization	0	0	(31)
Decrease through classified as held for sale, intangible assets other than goodwill	0
Other Intangible Assets	(156)	(169)	(151)
Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	26,223	11,036	11,796
Foreign exchange	(1,265)	1,034	(244)
Additions	4,252	559	461
Disposals	(9)	(550)	(977)
Acquisitions		14,144
Reclass to Assets held for sale	4,072
Other Intangible Assets	(26,223)	(11,036)	(11,796)
Foreign exchange	1,265	(1,034)	244
Amortization	4,252	559	461
Disposals	9	550	977
Amortization	(4,252)	(559)	(461)
Decrease through classified as held for sale, intangible assets other than goodwill	4,072
Other Intangible Assets	25,129	26,223	11,036
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	5,781	4,382	4,992
Foreign exchange	(542)	411	(103)
Additions	0	46	461
Disposals	0	(550)	(968)
Acquisitions		1,492
Reclass to Assets held for sale	2,687
Other Intangible Assets	(5,781)	(4,382)	(4,992)
Foreign exchange	542	(411)	103
Amortization	0	46	461
Disposals	(0)	550	968
Amortization	0	(46)	(461)
Decrease through classified as held for sale, intangible assets other than goodwill	2,687
Other Intangible Assets	2,552	5,781	4,382
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	3,028	2,399	2,450
Foreign exchange	(271)	225	(51)
Additions	0	0	0
Disposals	(9)	0	0
Acquisitions		404
Reclass to Assets held for sale	1,385
Other Intangible Assets	(3,028)	(2,399)	(2,450)
Foreign exchange	271	(225)	51
Amortization	0	0	0
Disposals	9	(0)	(0)
Amortization	0	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	1,385
Other Intangible Assets	1,363	3,028	2,399
Gross carrying amount [member] | Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	4,484	4,099	4,185
Foreign exchange	(376)	385	(86)
Additions	0	0	0
Disposals	0	0	0
Acquisitions		0
Reclass to Assets held for sale	(0)
Other Intangible Assets	(4,484)	(4,099)	(4,185)
Foreign exchange	376	(385)	86
Amortization	0	0	0
Disposals	(0)	(0)	(0)
Amortization	0	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	(0)
Other Intangible Assets	4,108	4,484	4,099
Gross carrying amount [member] | Solar projects [member]
Statement Line Items [Line Items]
Other Intangible Assets	12,248	0	0
Foreign exchange	0	0	0
Additions	878		0
Disposals	0	0	0
Acquisitions		12,248
Reclass to Assets held for sale	(0)
Other Intangible Assets	(12,248)	0	0
Foreign exchange	0	0	0
Amortization	878		0
Disposals	(0)	(0)	(0)
Amortization	(878)		0
Decrease through classified as held for sale, intangible assets other than goodwill	(0)
Other Intangible Assets	13,126	12,248	0
Gross carrying amount [member] | Capitalised development expenditure [member]
Statement Line Items [Line Items]
Other Intangible Assets	513	0	0
Foreign exchange	(63)	0	0
Additions	3,355	513	0
Disposals	0	0	0
Acquisitions		0
Reclass to Assets held for sale	(0)
Other Intangible Assets	(513)	0	0
Foreign exchange	63	0	0
Amortization	3,355	513	0
Disposals	(0)	(0)	(0)
Amortization	(3,355)	(513)	0
Decrease through classified as held for sale, intangible assets other than goodwill	(0)
Other Intangible Assets	3,805	513	0
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	169	156	169
Foreign exchange	(13)	13	(4)
Additions	19	0	0
Disposals	0	0	(9)
Acquisitions		0
Reclass to Assets held for sale	(0)
Other Intangible Assets	(169)	(156)	(169)
Foreign exchange	13	(13)	4
Amortization	19	0	0
Disposals	(0)	(0)	9
Amortization	(19)	0	0
Decrease through classified as held for sale, intangible assets other than goodwill	(0)
Other Intangible Assets	$ 175	$ 169	$ 156